Expense Example - Praxis Impact International ETF - Praxis Impact International ETF	Jun. 23, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	$ 173